Leases - Summary of lease expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease expense	¥ 10,619,493	¥ 15,584,430	¥ 24,508,899
Short-term lease expense	447,281	112,265	638,012
Total lease expense	¥ 11,066,774	¥ 15,696,695	¥ 25,146,911